Net financial expense (Tables)	12 Months Ended
Dec. 31, 2020
Net financial expense
Schedule of net financial expense

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
		(As restated)	(As restated)
		[Note 1]	[Note 1]
Financial interest and amortized cost of the non-convertible bonds (1)	(189)	(1,125)	(817)
Changes in fair value of convertible notes (1)	—	(1,867)	(10,080)
Other financial expenses	(38)	(51)	(231)
Transaction costs related to the issuance of convertible notes		(320)	(453)
Net financial income related to Negma returning to Biophytis damages paid (2)	—	—	34
Other financial income	10	4	1
Foreign exchange gains (losses)	19	14	(29)
Total net financial expense	(198)	(3,344)	(11,575)
(1)	Refer to Note 13.2 Convertible notes and non-convertible bonds
(2)	Refer to Note 13.2.1